Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting terms	Vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.		Vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.
Accrued expenses, liability			$ 15,301	$ 13,283
Period of graded vesting for option valuation			4 years
Period of cliff vesting for option valuation			5 years
Expected dividend yield			5.00%	2.00%	0.00%
Total unrecognized compensation cost related to nonvested awards			$ 9,253
Weighted average number of years over which compensation cost related to nonvested awards is expected to be recognized			1 year 1 month 10 days
Number of shares available for grant under Incentive Plan			2,439,489
Aggregate intrinsic value of options outstanding			$ 43,325
Aggregate intrinsic value of options exercisable			30,258
Total intrinsic value of options exercised			$ 28,549
The Company granted options for an aggregate shares of its Class A common stock			42,000
Stock-based compensation expense	$ 3,199	$ 3,901	$ 25,890	$ 24,120	$ 24,936
1996 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant under Incentive Plan	2,278,515
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration date of options granted under equity incentive plan	10 years		10 years
Term of director	1 year
Restricted Stock [Member] | Percentage of awards vesting on grant date [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of awards vesting on grant date	50.00%
Restricted Stock [Member] | Percentage of Awards Vesting On Last Day of Each Directors Term [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of awards vesting on grant date	50.00%
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant under Incentive Plan	327,750		279,589	307,448
Additional shares reserved under 2009 ESPP	82,084		80,933
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility			90.00%
Volatility rate on publicly traded options			10.00%
The Company granted options for an aggregate shares of its Class A common stock	9,000
Common Class A [Member] | 1996 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance to directors and employees	15,500,000		15,500,000
Common Class A [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 32
Common Class A [Member] | 2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance to directors and employees			588,154
Employee stock purchase plan, which available for issuance of common stock			88,154
Additional shares reserved under 2009 ESPP	82,084		80,933
Performance Based Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense related to performance based compensation agreements	$ 670		$ 15,301
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	3 years		3 years
Range of awards of target number of share	0.00%		0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	5 years		5 years
Range of awards of target number of share	100.00%		100.00%